RIGHT-OF-USE ASSETS - Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RIGHT-OF-USE ASSETS
Expense relating to short-term leases	$ 2,928,000	$ 2,307,000	$ 448,000
Variable lease payments not included in the measurement of lease liabilities	4,070,000	4,005,000	3,420,000
Total cash outflow for leases	58,033,000	49,848,000	47,293,000
Additions to right-of-use assets	43,740,000	56,896,000	23,420,000
Derecognition of right-of-use assets arising from lease termination	(903,000)	(7,272,000)	(24,076,000)
Remeasurement of provision for restoration	467,000	3,850,000
(Decrease) Increase due to the modification of leases	10,184,000	6,781,000	(1,310,000)
Repayments of lease liabilities	51,035,000	43,536,000	$ 43,425,000
Payment of variable lease payments and short-term leases	$ 6,998,000	$ 6,312,000
Minimum
RIGHT-OF-USE ASSETS
Lease term of contract	12 months	12 months
Maximum
RIGHT-OF-USE ASSETS
Lease term of contract	20 years	20 years